14. FINANCIAL INSTRUMENTS (Details Narrative) € in Thousands, R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Other operating expenses		R$ 1,667,886		R$ 790,353
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Loan contracts with financial institutions | €			€ 120,000
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Variations of risk for probable scenarios		Real x Dollar - devaluation of the Real by 1.25% / Real x Euro - devaluation of the Real by 0.14% / Euro x Dollar - appreciation of Euro by 1.20%. Source: Central Bank of Brazil and European Central Bank quotations on 1/14/2021.	Real x Dollar - devaluation of the Real by 1.25% / Real x Euro - devaluation of the Real by 0.14% / Euro x Dollar - appreciation of Euro by 1.20%. Source: Central Bank of Brazil and European Central Bank quotations on 1/14/2021.
Foreign exchange risk [member] | Scenario 1 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of scenarios		25	25
Foreign exchange risk [member] | Scenario 2 [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of scenarios		50	50
Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Effect on result recognized in other operational hedging instrument		R$ 790,353
Foreign exchange risk [member] | Exchange rate swap CDI x dollar [member]
Disclosure of detailed information about financial instruments [line items]
Derivative exchange rate swap	R$ 278,000
Foreign exchange risk [member] | Exchange rate swap CDI x dollar [member] | UNITED STATES [member]
Disclosure of detailed information about financial instruments [line items]
Derivative exchange rate swap	R$ 67,000